Godfrey & Kahn, S.C.
                        Attorneys at Law
                     780 North Water Street
                   Milwaukee, Wisconsin 53202
                   Telephone:  (414) 273-3500
                      Fax:  (414) 273-5198

                        February 22, 2000

VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

          Re:  Light Revolution Fund, Inc. (the "Fund")
               (Registration Nos. 333-45509; 811-8535)

Ladies and Gentlemen:

     In lieu of filing the form of Prospectus and the form of Statement of Additional Information which will be used by the Fund after the effective date of Post-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-1A as required by Rule 497(c) under the Securities Act of 1933, as amended (the "Act"), in accordance with Rule 497(j) under the Act, we hereby provide you with notice that (i) the form of Prospectus and the form of Statement of Additional Information that would have been filed under Rule 497(c) for the Fund would not have differed from the Prospectus and Statement of Additional Information contained in the Fund's Post-Effective Amendment No. 1, and (ii) the text of the Fund's Post-Effective Amendment No. 1 was filed electronically on February 16, 2000 (with an effective date of February 16, 2000).

     Please do not hesitate to contact me if you have any questions regarding this letter.

                              Very truly yours,

                              GODFREY & KAHN, S.C.

                              /s/ Dennis F. Connolly

                              Dennis F. Connolly

cc:  Scott Moehrke